Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Taxes.
Schedule of components of the income tax provision

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Current	34,806	12,711	1,873
Deferred	(232,572)	(869,289)	(128,117)
Total income taxes benefit	(197,766)	(856,578)	(126,244)

Schedule of reconciliation of China statutory rates to the Group's effective tax rate

	For the six months ended June 30,
	2025	2026
Statutory rate in the PRC	25.0%	25.0%
Effect of the PRC preferential tax rate	(2.0)%	(0.9)%
Foreign tax rate differential	(19.3)%	(23.4)%
R&D additional deduction	2.7%	0.4%
Non-deductible expenses*	3.2%	0.6%
Change in valuation allowance	(5.2)%	(0.0)%
Effective tax rate	4.4%	1.7%

*Non-deductible expenses mainly represent expenditures not deductible for PRC tax purposes.

Schedule of taxes payable

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Income tax payable	1,452,052	1,407,082	207,378
Value-added tax payable	57,082	65,678	9,680
Total taxes payable	1,509,134	1,472,760	217,058